Business and Organization - Additional Information (Detail) (USD $)	0 Months Ended	3 Months Ended	0 Months Ended
	Mar. 06, 2015	Mar. 31, 2015	Feb. 28, 2015	Dec. 31, 2014
Organization and Financial Statements Disclosure [Line Items]
Common stock, shares issued		14,508,177		4,944,000
Redemption of pre merger common stock shares	5,000,000
Aggregate consideration of redemption	$ 70,000
Professional costs	30,000
Percentage by Parent	100.00%
Proceeds from issuance of common stock, net		51,580,000
Reverse merger common share exchange ratio		0.5
Common stock, par value		$ 0.0001		$ 0.0001
Private Placement
Organization and Financial Statements Disclosure [Line Items]
Common stock, shares issued	16,561,396
Common stock, issued price per share	$ 3.16
Proceeds from issuance of common stock, net	52,300,000
Common stock, shares exchanged	8,280,696		1,204,870
Convertible promissory notes accrued interest			115,000
Conversion of common stock			$ 7,500,000